ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Accounting Policies [Line Items]
Administrative expenses	$ 12.3	$ 12.1	$ 24.7	$ 24.3	$ 47.8
Right-of-use assets					11.4
Lease liabilities					11.4
Undrawn facilities	367.0		367.0
Net debt	$ 623.0		$ 623.0
Percentages of net debt loan to value ratio			51.00%
Alternative Performance Measure (APM) "EBITDA"
Accounting Policies [Line Items]
Administrative expenses					2.8
Depreciation | Alternative Performance Measure (APM) "EBITDA"
Accounting Policies [Line Items]
Administrative expenses					2.5
Financial expenses | Alternative Performance Measure (APM) "EBITDA"
Accounting Policies [Line Items]
Administrative expenses					$ 0.3